Financial Instruments and Financial Risk Management - Schedule of Warrant Sensitivity Analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Warrants issued at the Social Proxy Transaction [Member] | Increase [Member]
Schedule of Warrant Sensitivity Analysis [Line Items]
Volatility (5% movement)	$ (8)
Discount rate (2% movement)	(49)
Warrants issued at the Social Proxy Transaction [Member] | Decrease [Member]
Schedule of Warrant Sensitivity Analysis [Line Items]
Volatility (5% movement)	1
Discount rate (2% movement)	51
Warrants Issued at the Fund-Raising [Member] | Increase [Member]
Schedule of Warrant Sensitivity Analysis [Line Items]
Volatility (5% movement)	(43)
Warrants Issued at the Fund-Raising [Member] | Decrease [Member]
Schedule of Warrant Sensitivity Analysis [Line Items]
Volatility (5% movement)	$ 46